In the event that Triton requests purchases of the Company’s common stock that total less than $600,000, the deferred offering costs will be expenses as professional fees. (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Equity [Abstract]
Expected volatility	2181.00%
Exercise price	$ 2.11
Stock price	$ 2.00
Expected life	3 years
Risk-free interest rate	0.37%
Dividend yield	0.00%	0.00%